JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.4%
Alternative Assets — 1.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,024,712	37,627,412

Fixed Income — 67.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	47,969,984	596,266,896
JPMorgan Corporate Bond Fund Class R6 Shares (a)	11,700,680	126,016,323
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,438,639	18,972,608
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,409,484	18,649,408
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,903,196	33,528,455
JPMorgan High Yield Fund Class R6 Shares (a)	31,239,131	212,738,480
JPMorgan Income Fund Class R6 Shares (a)	4,948,574	45,576,368
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	18,372,188	194,194,027
JPMorgan Managed Income Fund Class L Shares (a)	8,018,269	80,583,600
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	38,078,911	372,411,748

Total Fixed Income		1,698,937,913

International Equity — 13.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,429,067	87,932,234
JPMorgan International Advantage Fund Class R6 Shares (a)	2,058,372	38,038,723
JPMorgan International Equity Fund Class R6 Shares (a)	7,254,388	127,096,878
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	5,306,779	88,623,201

Total International Equity		341,691,036

U.S. Equity — 13.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,946,549	121,981,405
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	291,131	16,495,456
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	379,279	9,603,342
JPMorgan Small Cap Value Fund Class R6 Shares (a)	468,627	9,499,068
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,143,970	181,272,736

Total U.S. Equity		338,852,007

TOTAL INVESTMENT COMPANIES (Cost $2,204,743,027)		2,417,108,368

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $26,601,692)	26,510,000	26,715,039

	Shares
EXCHANGE-TRADED FUNDS — 0.3%
Alternative Assets — 0.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $8,673,930)	98,112	7,059,158

SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $86,996,150)	86,996,150	86,996,150

Total Investments — 100.2% (Cost $2,327,014,799)		2,537,878,715
Liabilities in Excess of Other Assets — (0.2)%		(5,498,500)

Net Assets — 100.0%		2,532,380,215

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	513	12/2020	EUR	19,138,675	(774,375)
MSCI Emerging Markets E-Mini Index	481	12/2020	USD	26,173,615	(231,285)
Russell 2000 E-Mini Index	323	12/2020	USD	24,310,595	256,824
S&P 500 E-Mini Index	435	12/2020	USD	72,851,625	565,912
S&P Midcap 400 E-Mini Index	262	12/2020	USD	48,608,860	162,558
U.S. Treasury 10 Year Note	1,924	12/2020	USD	268,398,000	677,888

					657,522

Short Contracts
DJ US Real Estate Index	(458)	12/2020	USD	(14,349,140)	282,463
Euro-Bund	(343)	12/2020	EUR	(70,171,215)	(327,086)
FTSE 100 Index	(330)	12/2020	GBP	(24,822,914)	700,427
MSCI EAFE E-Mini Index	(62)	12/2020	USD	(5,744,920)	154,748

					810,552

					1,468,074

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$7,059,158	$—	$—	$7,059,158
Investment Companies	2,417,108,368	—	—	2,417,108,368
U.S. Treasury Obligations	—	26,715,039	—	26,715,039
Short-Term Investments
Investment Companies	86,996,150	—	—	86,996,150

Total Investments in Securities	$2,511,163,676	$26,715,039	$—	$2,537,878,715

Appreciation in Other Financial Instruments
Futures Contracts	$2,800,820	$—	$—	$2,800,820

Depreciation in Other Financial Instruments
Futures Contracts	$(1,332,746)	$—	$—	$(1,332,746)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$11,657,961	$—	$4,576,947	$(1,199,513)	$1,177,657	$7,059,158	98,112	$54,463	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	635,225,792	3,689,559	45,370,581	3,238,183	(516,057)	596,266,896	47,969,984	3,689,559	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	133,654,023	862,956	9,535,226	381,080	653,490	126,016,323	11,700,680	862,956	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,246,826	190,050	5,084,032	78,605	541,159	18,972,608	2,438,639	190,050	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	97,341,786	—	22,821,434	1,798,298	11,613,584	87,932,234	2,429,067	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	22,732,671	172,595	4,686,526	(199,927)	630,595	18,649,408	2,409,484	172,596	—
JPMorgan Equity Income Fund Class R6 Shares (a)	191,889,788	709,679	82,064,328	(5,585,577)	17,031,843	121,981,405	6,946,549	709,679	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	32,571,439	338,526	—	—	618,490	33,528,455	3,903,196	338,526	—
JPMorgan High Yield Fund Class R6 Shares (a)	194,678,744	12,112,041	—	—	5,947,695	212,738,480	31,239,131	2,384,831	—
JPMorgan Income Fund Class R6 Shares (a)	48,085,165	608,383	3,975,694	(159,372)	1,017,886	45,576,368	4,948,574	608,383	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	203,344,300	1,279,146	13,424,368	248,478	2,746,471	194,194,027	18,372,188	1,279,146	—
JPMorgan International Advantage Fund Class R6 Shares (a)	40,532,968	—	4,505,788	(432,342)	2,443,885	38,038,723	2,058,372	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	134,392,458	—	16,649,774	978,671	8,375,523	127,096,878	7,254,388	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	93,691,883	—	8,036,929	(943,628)	3,911,875	88,623,201	5,306,779	—	—
JPMorgan Managed Income Fund Class L Shares (a)	2,426,935	78,156,679	—	—	(14)	80,583,600	8,018,269	112,650	—
JPMorgan Realty Income Fund Class R6 Shares (a)	36,912,103	143,943	—	—	571,366	37,627,412	3,024,712	143,942	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	385,244,034	5,234,149	21,279,899	290,510	2,922,954	372,411,748	38,078,911	2,004,940	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,323,286	—	3,958,346	(49,541)	1,180,057	16,495,456	291,131	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,266,190	—	4,086,341	1,971,704	(548,211)	9,603,342	379,279	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,305,096	30,629	—	—	163,343	9,499,068	468,627	30,629	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	200,594,037	474,405	38,671,378	4,544,974	14,330,698	181,272,736	10,143,970	474,404	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	88,743,634	270,116,353	271,863,837	—	—	86,996,150	86,996,150	24,750	—

Total	$2,617,861,119	$374,119,093	$560,591,428	$4,960,603	$74,814,289	$2,511,163,676		$13,081,504	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.